As filed with the U.S. Securities and Exchange Commission on February 12, 2026

Securities Act File No. 033-31072

Investment Company Act File No. 811-05876

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 66	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 67	X

LORD ABBETT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 522-2388

Brooke A. Fapohunda, Esq.

Vice President, Secretary and Chief Legal Officer
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___	immediately upon filing pursuant to paragraph (b)
X	on March 13, 2026 pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
___	on (date) pursuant to paragraph (a)(1)
___	75 days after filing pursuant to paragraph (a)(2)
___	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of designating March 13, 2026 as the new effective date of Post-Effective Amendment No. 65, which was filed on December 18, 2025 pursuant to paragraph (a) of Rule 485 under the Securities Act, relating to Lord Abbett Short Duration Income Portfolio. This Post-Effective Amendment No. 66 incorporates by reference the information relating to Lord Abbett Short Duration Income Portfolio contained in Parts A, B, and C of Post-Effective Amendment No. 65.

This filing relates solely to Lord Abbett Short Duration Income Portfolio. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 12th day of February, 2026.

LORD ABBETT SERIES FUND, INC.

BY: /s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President, Secretary and Chief Legal Officer

BY: /s/ Michael J. Hebert
Michael J. Hebert
Principal Accounting Officer, Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
Evelyn E. Guernsey*	Chair and Director	February 12, 2026
Evelyn E. Guernsey

Douglas B. Sieg*	President, CEO, and Director	February 12, 2026
Douglas B. Sieg

Kathleen M. Lutito*	Director	February 12, 2026
Kathleen M. Lutito

Peter McNamara*	Director	February 12, 2026
Peter McNamara

Karla M. Rabusch*	Director	February 12, 2026
Karla M. Rabusch

Lorin Patrick Taylor Radtke*	Director	February 12, 2026
Lorin Patrick Taylor Radtke

Leah Song Richardson*	Director	February 12, 2026
Leah Song Richardson

Mark A. Schmid*	Director	February 12, 2026
Mark A. Schmid

*BY:	/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 94 to Lord Abbett Municipal Income Fund’s Registration Statement on Form N-1A filed on January 28, 2026. Accession Number 0000930413-26-000270.